IMPAIRMENT CHARGES AND INVENTORY PROVISIONING (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment charges and inventory provisioning [Abstract]
Non-cash impairment charge	$ 41,755	$ 28,390
Capitalised development projects - impaired	$ 14,989	14,989
Cost incured on product selection		$ 4,786